Law Offices of DT Chisolm, P.C.
11524 C Providence Road, Suite 236
Charlotte, NC 28277

March 24, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information to the Prospectus dated March 1, 2014 for certain of the Trust’s series (the “Funds”).  The purpose of the filing is to submit the 497(c) filing dated March 5, 2014 (Accession Number 0001432353-14-000094) in XBRL for the Funds.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely, /s/ Daphne Tippens Chisolm Law Offices of DT Chisolm, PC